Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

September 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

CIK No. 0000828806

Premier Portfolio (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus for the Fund as filed pursuant to Rule 497(c) under the 1933 Act on September 1, 2016 (Accession Number: 0001193125-16-698521).

Please contact the undersigned at (630) 684-6301, if you have any questions regarding this filing.

Very truly yours,

/s/ Elizabeth Nelson

Elizabeth Nelson

Assistant General Counsel